Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Use of estimates

The preparation of the accompanying combined carve-out financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income/(loss)

The Company follows the accounting guidance relating to comprehensive income/(loss), which requires separate presentation of certain transactions that are recorded directly as components of net parent investment. The Company has no other comprehensive loss items and, accordingly, comprehensive loss equals net income/ (loss) for the periods presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive loss.

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Company’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts receivable trade, net

The amount shown as trade receivables, net, at the balance sheet date, includes receivables from charterers for hire, freight, pool revenue, and other potential sources of income (such as ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts and/or pool arrangements, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was recorded as of December 31, 2021. As of December 31, 2022, a provision for doubtful accounts of $266,732 is recorded.

Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey, in which case, they are also stated at the lower of cost or net realizable value and cost is also determined by the first in, first out method.

Intangible Assets/Liabilities Related to Time Charters Acquired

When and where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data obtained by independent broker’s valuations. The valuations reflect the fair value of the vessel with and without the attached time charter and the cost of the acquisition is then allocated to the vessel and the intangible asset or liability on the basis of their relative fair values. The intangible asset or liability is amortized as an adjustment to revenues over the assumed remaining term of the acquired time charter and is classified as non-current asset or liability, as applicable, in the accompanying balance sheet.

Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, for insured crew medical expenses and for loss of hire for certain of its vessels that maintain such kind of insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard, whereas, secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Impairment of long lived assets

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted for under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying combined carve-out statement of comprehensive loss.

Revenue and expenses recognition

The Company currently generates its revenues from time charter contracts, voyage charter contracts and pool arrangements. Under a time charter agreement, a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Under a voyage charter agreement, a contract is made for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. A part of the Company’s revenues is also generated from pool arrangements, determined in accordance with the profit-sharing mechanism specified within each pool agreement.

Revenues related to time charter contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt the practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight-line basis over the non-cancellable rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s statement of comprehensive income/(loss). Revenues generated from variable lease payments are recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs (please also refer to Voyage expenses below).

Revenues related to voyage charter contracts

The Company accounts for its voyage charter contracts following the provisions of ASC 606, Revenue from contracts with customers. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company retains control over the operations of the vessel, the terms of the voyage charter are predetermined, and any change requires the Company’s consent and are therefore considered service contracts.

The Company assessed the provisions of ASC 606 and concluded that there is one single performance obligation when accounting for its voyage charters, which is to provide the charterer with an integrated cargo transportation service within a specified period of time. In addition, the Company has concluded that voyage charter contracts meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. As a result of the foregoing, voyage revenue derived from voyage charter contracts is recognized from the time when a vessel arrives at the load port until completion of cargo discharge. Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.

Under a voyage charter agreement, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs.

Revenues related to pool contracts

As from the second quarter of 2021, the Company employed certain of its tanker vessels under pool agreements. Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:

•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or

•
by making adjustments to account for the cost performance, the bunkering fees and the trading capabilities of each vessel and the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

Voyage expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses unique to a particular charter that the Company incurs primarily when its vessels operate under voyage charter arrangements or during repositioning periods, and (b) brokerage commissions. All voyage expenses are expensed as incurred, except for contract fulfilment costs which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. These capitalized contract fulfilment costs are recorded under “Deferred charges, net” in the accompanying balance sheet. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, long-term debt and amounts due to related parties.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying combined carve-out statement of comprehensive loss.

Segment Reporting

The Company engages in the operation of Aframax/LR2 and Handysize tanker vessels which have been identified as two reportable segments as a result of the different characteristics of these two asset classes. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s financial statements. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Financing Costs

Costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as a reduction of long-term debt. Such fees are deferred and amortized in interest and finance costs during the life of the related debt instrument using the effective interest method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in interest and finance costs in the period in which the repayment or refinancing occurs, in accordance with the debt extinguishment guidance. Any unamortized balance of costs relating to refinanced long-term debt is deferred and amortized over the term of the credit facility in the period that such refinancing occurs, subject to the provisions of the accounting guidance prescribed under 470-50, Debt—Modifications and Extinguishments.

Commitments and contingencies

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Assets held for sale: The Company classifies a group of assets as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the assets; (ii) the assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the assets have been initiated; (iv) the sale of the assets is probable, and transfer of the assets is expected to qualify for recognition as a completed sale within one year; (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the combined carve-out statements of comprehensive (loss)/income. An asset ceases being depreciated once it meets the held for sale classification criteria.

Recent Accounting Pronouncements:

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s combined carve-out financial statements.

Toro Corp. [Member]
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income/(loss)

The Company follows the accounting guidance relating to consolidated comprehensive income/(loss), which requires separate presentation of certain transactions that are recorded directly as components in Stockholder’s deficit. The Company has no other comprehensive loss items and, accordingly, comprehensive loss equals net income/ (loss) for the period presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive loss.

Loss Per Share

The computation of basic loss per share is based on the weighted average number of common stock outstanding during the period. The computation of basic loss per share is calculated by dividing by the weighted average number of shares.

Recent Accounting Pronouncements:

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.